Financial Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	$ 876	$ 1,177
Total debt securities, Fair Value	9,800	9,847
Total invested assets	10,676	11,024
Debt Securities | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	2,971	3,071
Debt Securities | Residential Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	22	34
Debt Securities | Commercial Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	673	659
Debt Securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	63	68
Debt Securities | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,667	3,794
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	584	618
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	1,820	1,603
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	876	1,177
Total debt securities, Fair Value	0	0
Total invested assets	876	1,177
Quoted Prices in Active Markets for Identical Assets (Level 1) | Debt Securities | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Debt Securities | Residential Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Debt Securities | Commercial Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Debt Securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Debt Securities | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	0	0
Total debt securities, Fair Value	9,763	9,809
Total invested assets	9,763	9,809
Significant Other Observable Inputs (Level 2) | Debt Securities | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	2,958	3,058
Significant Other Observable Inputs (Level 2) | Debt Securities | Residential Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	22	34
Significant Other Observable Inputs (Level 2) | Debt Securities | Commercial Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	673	659
Significant Other Observable Inputs (Level 2) | Debt Securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	62	67
Significant Other Observable Inputs (Level 2) | Debt Securities | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,644	3,770
Significant Other Observable Inputs (Level 2) | Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	584	618
Significant Other Observable Inputs (Level 2) | Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	1,820	1,603
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	0	0
Total debt securities, Fair Value	37	38
Total invested assets	37	38
Significant Unobservable Inputs (Level 3) | Debt Securities | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	13	13
Significant Unobservable Inputs (Level 3) | Debt Securities | Residential Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Debt Securities | Commercial Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Debt Securities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	1	1
Significant Unobservable Inputs (Level 3) | Debt Securities | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	23	24
Significant Unobservable Inputs (Level 3) | Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	$ 0	$ 0